Merger - Narrative (Details)								3 Months Ended		12 Months Ended
	Feb. 27, 2024 shares	Jan. 09, 2024 shares	Jan. 03, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 BusinessDay shares	Dec. 27, 2023 USD ($) Agreement BusinessDay shares	Dec. 26, 2023 USD ($) $ / shares shares	Mar. 21, 2025 shares	Mar. 31, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) BusinessDay shares	Sep. 30, 2025 USD ($)	May 10, 2024 shares	Oct. 28, 2022 USD ($)	Aug. 01, 2022 USD ($)	May 25, 2021 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)						1
Long-term debt | $										$ 188,910,000		$ 123,915,000
Proceeds from Merger, net of transaction costs | $						$ 8,350,000				$ 0	$ 8,350,000
Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Period for which additional stock penalty will be waived if S-1 is not declared effective								60 days
Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $							$ 95,503,000							$ 85,000,000
Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Common units, redeemed (in shares)						70,000
Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						7,066,668							2,521,569
Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						4,333,333
Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)							60,000,000
EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Warrants agreed to be exchanged (in shares)							1,694,456
Warrants exchanged (in shares)						433,332
Underwriter
Schedule of Reverse Recapitalization [Line Items]
Merger, number of agreements entered into to amend terms | Agreement						2
Underwriter | Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $																$ 7,875,000
Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $						$ 500,000
Stock, shares to be issued (in shares)						300,000
Stock, shares to be issued, maximum number of days following initial filing						5 days
Merger, provision for additional payment, maximum number of business days registration is not deemed effective | BusinessDay					60	60					60
Underwriter | Amended Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due at closing | $															$ 1,500,000
Merger, one-time success fee due, maximum number of days after closing						60 days
Common Stock | Underwriter | Public Stockholder
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)							75,000
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)								1,268,100
Common Class A | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)								1,268,100
Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)						70,000
Stock issued for services (in shares)		73,600				73,600
Issuance of class A common stock upon conversion of bridge notes (in shares)	73,947		203,500						277,447	277,447
Common Class A | Common Stock | Third Party
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)						70,000
Common Class A | Common Stock | EGA Sponsor | Shares Issued for EGA Stock Not Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						5,624,000
Common Class A | Common Stock | EGA Sponsor | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						4,333,333
Common Class A | Common Stock | EGA Sponsor | Not Subject to Possible Redemption
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio						1
Common Class A | Common Stock | EGA
Schedule of Reverse Recapitalization [Line Items]
Stock exchanged (in shares)						75,000
Common Class A | Common Stock | EGA | Shares Issued for EGA Stock Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						1,306,922
Common Class A | Common Stock | EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						7,066,668	372,780
Number of shares called by each warrant (in shares)						1
Common Class A | Common Stock | EGA | Public Warrants | Shares Issued For EGA Public Warrants [Member]
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						95,333
Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)						1
Common Class A | Common Stock | Underwriter
Schedule of Reverse Recapitalization [Line Items]
Purchase of stock, reimbursement received | $				$ 18,000		$ 800,000
Common Class A | Common Stock | Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity (in shares)					50,000	50,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)				75,000	75,000		75,000				75,000
Stock, redemption reversed (in shares)							75,000
Stock sold, consideration received | $							$ 818,000
Stock sold, price per share (in dollars per share) | $ / shares							$ 10.9
Common Class A | Common Stock | Investor | Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)						70,000
Common Class A | Common Stock | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Issuance of class A common stock upon conversion of bridge notes (in shares)						9,550,274
Common Class B | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock cancelled during period, shares, non-redemption agreement						70,000
Common Class B | Common Stock | Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)						60,000,000
Common Class B | Common Stock | EGA Sponsor
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio						1
Common Class B | Common Stock | EGA Sponsor | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						1,000
EGA Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)							1